Shared-Based Payments	9 Months Ended
Sep. 30, 2013
Shared-Based Payments

5. Shared-Based Payments

Stock Option Plan

The Company’s 2000 Stock Option and Incentive Plan (the 2000 Plan) allowed for the grant of awards in respect of an aggregate of 130,725 shares, which was increased to 150,297 shares of the Company’s common stock in the form of incentive stock options, non-qualified stock options, stock appreciation rights, restricted stock and restricted stock units and other performance awards.

Effective February 2003, the Company implemented the 2003 Equity Incentive Plan (the 2003 Plan), and it was amended and approved by the Company’s stockholders in 2005. The 2003 Plan originally allowed for the grant of awards in respect of an aggregate of 2,051,644 shares of the Company’s common stock. During the year ended December 31, 2006, the maximum number of shares of common stock authorized to be issued by the Company under the 2003 Plan was increased by 460,746 shares to 2,512,390. During the year ended December 31, 2008, the maximum number of shares of common stock authorized to be issued by the Company under the 2003 Plan was increased by 745,716 shares to 3,258,106. During the year ended December 31, 2010, the maximum number of shares of common stock authorized to be issued by the Company under the 2003 Plan was increased by 532,654 shares to 3,790,760. During the year ended December 31, 2012, the maximum number of shares of common stock authorized to be issued by the Company under the 2003 Plan was increased by 545,970 shares to 4,336,731. As of September 30, 2013, a total of 46,176 shares were available for issuance under the 2003 Plan.

Stock options granted under the 2003 Plan may be either incentive stock options as defined by the Internal Revenue Code (IRC), or non-qualified stock options.

Subsequent to September 30, 2013 the Company implemented the 2013 Incentive Plan (“2013 Plan”). The 2013 Plan provides for the grant of stock options and other stock-based awards, as well as cash-based performance awards. The aggregate number of shares of common stock initially available for issuance pursuant to awards under the 2013 Plan is 1,960,168 shares.

Stock Option Exchange

On March 16, 2011 (Exchange Date), the Company modified certain outstanding options with exercise prices of $1.88 and $4.69 (Original Options). These Original Options were canceled and replaced with options having an exercise price of $0.94 (Replacement Options), reflecting the current fair market value of the Company’s common stock on the Exchange Date. Original Options submitted for exchange were replaced on a one-for-one basis with Replacement Options. Additionally, the Replacement Options retain all terms and conditions of the Original Options except for the reduction to the exercise price as described above.

Total compensation associated with the Replacement Options consisted of the grant-date fair value of the Original Options for which the requisite service period is expected to be rendered (or has already been rendered) at the Exchange Date, plus the incremental cost associated with the modification of terms. The incremental compensation expense was measured as the excess of the fair value of the Replacement Options over the fair value of the Original Options re-measured as of the Exchange Date. A total of 1,921,894 Original Options were exchanged for Replacement Options.

The following stock-based compensation amounts were recognized for the years ended December 31, 2011 and 2012 and the nine month periods ended September 30, 2012 and 2013:

	Year Ended December 31,		Nine months ended September 30,
	2011	2012	2012	2013
			(unaudited)
Research and development	$1,018,935	$471,809	$353,856	$284,281
General and administrative	1,328,504	366,586	274,940	109,280

Total stock-based compensation expense	$2,347,439	$838,395	$628,796	$393,561

Employee Stock Options

The fair value of each option award is estimated on the date of grant using the Black-Scholes option-pricing model using the assumptions in the following table:

	Year Ended December 31,		Nine months ended September 30, 2013
	2011	2012
			(unaudited)
Expected dividend yield	—%	—%	—%
Expected volatility	62%	51%	53% – 58%
Risk-free interest rate	1.35%	1.18%	1.24% – 2.05%
Expected average life of options	7 years	7 years	7 years
Fair market value of common stock at:	$0.94	$1.50	$1.50 – $7.51
Expected Forfeiture Rate	5.58%	5.57%	5.06%

Fair Value of Common Stock – Given the lack of an active public market for the Company’s common stock, prior to the IPO on October 10, 2013 the Company’s Board of Directors determined the fair value of the common stock. The Board of Directors made determinations of fair value based, in part, upon contemporaneous valuations to determine fair value. In the absence of a public market, and as a clinical-stage company with no significant revenues, the Company believes that it is appropriate to consider a range of factors to determine the fair market value of the common stock at each grant date. The factors include: (1) the achievement of clinical and operational milestones by the Company; (2) the status of strategic relationships with collaborators; (3) the significant risks associated with the Company’s stage of development; (4) capital market conditions for life science companies, particularly similarly situated, privately held, early-stage life science companies; (5) the Company’s available cash, financial condition and results of operations; (6) the most recent sales of the Company’s preferred stock and (7) the preferential rights of the outstanding preferred stock. The contemporaneous valuations were performed in accordance with applicable methodologies, approaches and assumptions of the technical practice-aid issued by the American Institute of Certified Public Accountants Practice Aid entitled Valuation of Privately-Held Company Equity Securities Issued as Compensation.

Expected Volatility – Volatility is a measure of the amount by which a financial variable such as a share price has fluctuated (historical volatility) or is expected to fluctuate (expected volatility) during a period. Prior to being a publicly traded company, the Company historically identified several public entities of similar size, complexity and stage of development; and calculated historical volatility using the volatility of these companies.

Expected Dividend Yield – The Company has never declared or paid dividends and has no plans to do so in the foreseeable future.

Risk-Free Interest Rate – This is the U.S. Treasury rate for the week of each option grant during the year, having a term that most closely resembles the expected life of the option.

Expected Term – This is the period of time that the options granted are expected to remain unexercised. Options granted have a maximum term of ten years. The Company estimates the expected life of the option term to be seven years. The Company uses a simplified method to calculate the average expected term.

Expected Forfeiture Rate – The forfeiture rate is the estimated percentage of options granted that is expected to be forfeited or canceled on an annual basis before becoming fully vested. The Company estimates the forfeiture rate based on turnover data with further consideration given to the class of the employees to whom the options were granted.

Equity instruments issued to non-employees are accounted for under the provisions of ASC 505-50, Equity Based Payments to Non-Employees. Accordingly, the estimated fair value of the equity instrument is recorded on the earlier of the performance commitment date or the date the services required are completed.

Information with respect to stock options granted to employees and non-employees from January 1, 2012 through September 30, 2013 was as follows:

Grant Date	Number of Options Granted	Exercise Price	Estimated Option Fair Value	Intrinsic Value
01/08/2012	112,881	$0.94	$0.56	$—
03/14/2012	313,094	$0.94	$0.56	$—
06/13/2012	4,314	$0.94	$0.56	$—
09/19/2012	8,011	$0.94	$0.56	$—
11/08/2012	15,713	$0.94	$0.56	$—
01/06/2013	337,282	$1.50	$0.94	$—
03/08/2013	14,008	$1.50	$0.94	$—
06/19/2013	59,497	$2.63	$1.88	$—
07/19/2013	206,083	$4.69	$2.95	$—
09/18/2013	72,014	$7.51	$4.76	$—

The following table summarizes stock option activity under the Plan during the period then ended:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Contractual Term (in Years)
Outstanding, December 31, 2011	2,885,417	$0.94	7.4
Granted	454,014	0.94	6.7
Exercised	(49,883)	0.94
Forfeited or expired	(39,846)	0.94

Outstanding, December 31, 2012	3,249,702	0.94	7.3
Granted	687,183	3.19	7.0
Exercised	(1,025,933)	0.75
Forfeited or expired	(33,949)	1.13

Outstanding, September 30, 2013 (unaudited)	2,877,003	1.50	7.2

December 31, 2012:
Exercisable	2,620,100	0.94
Vested and expected to vest	2,734,949	0.94
September 30, 2013:
Exercisable (unaudited)	1,855,178	0.94
Vested and Expected to Vest (unaudited)	918,600	2.44

The aggregate intrinsic value of options outstanding and options exercisable as of September 30, 2013 is approximately $17.4 million and $12.2 million, respectively.

The weighted-average grant-date fair value of options granted for the years ended December 31, 2012 and 2011 was $0.94. Total cash received for the options exercised was $46,826 and $53,225 for the years ended December 31, 2012 and 2011, respectively. The total fair value of shares vested in the years ended December 31, 2012 and 2011, was $374,684 and $400,236, respectively. As of December 31, 2012, there was $636,308 of total unrecognized compensation cost related to non-vested stock-based compensation arrangements granted under the 2000 Plan and 2003 Plan. That cost is expected to be recognized over a weighted-average period of approximately four years. As of September 30, 2013, the total unrecognized compensation expense, net of related forfeiture estimates, was $1.5 million, which the Company expects to recognize over a weighted-average period of approximately four years.